Share-Based Compensation - Summary of Stock Option and SAR Activity under 2023 ESOP Plan (Parenthetical) (Details)		6 Months Ended
		Jun. 30, 2024 shares	Jun. 30, 2023 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Effect of recapitalisation exchange ratio		1.1432	1.1432
Number of share options forfeited in share-based payment arrangement	[1],[2]	119,910
Number of share options exercised in share-based payment arrangement	[1],[2]	95,590
SARs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options forfeited in share-based payment arrangement		0
Number of share options exercised in share-based payment arrangement			0

[1]	Retroactive application of the recapitalization effect due to the BCA, the exchange ratio of 1.1432 was applied to the number of awards and the weighted average exercise price was divided by the same exchange ratio.
[2]	) Forfeited amount includes earnout options forfeited during the six month periods ended June 30, 2024 and 2023. No SARs had been exercised or forfeited during the six months ended June 30, 2024 and 2023.